Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

May 5, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:         FlexSharesTM Trust

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the initial registration statement on Form N-1A (the “Registration Statement”) of FlexSharesTM Trust (the “Trust”). The Registration Statement is being filed pursuant to the Securities Act of 1933, as amended, and the applicable rules thereunder, and the Investment Company Act of 1940, as amended, and the applicable rules thereunder.

The Trust intends to file a pre-effective amendment to include additional information. As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments may be directed to the undersigned at (312) 569-1167.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Enclosures

cc:	Craig R. Carberry, Esq.

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